FEDERATED MDT BALANCED FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT BALANCED FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                              CLASS      CLASS C
                                                                                                              A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                          5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,      0.00%
as applicable)                                                                                                           1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of     None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                            None       None
Exchange Fee                                                                                                  None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waiver, Reimbursement and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                               0.75%      0.75%
Distribution (12b-1) Fee                                                                                      0.05%3     0.75%
Other Expenses4                                                                                               0.62%      0.61%
Total Direct Annual Fund Operating Expenses                                                                   1.42%      2.11%
Acquired Fund Fees and Expenses5                                                                              0.06%      0.06%
Total Direct and Acquired Fund Operating Expenses6                                                            1.48%      2.17%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the distributor, administrator and Federated Investors Management Company, an affiliate of the Adviser (affiliate) expect to waive or elect not to charge certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.

 Total Waiver, Reimbursement and Reduction of Fund Expenses                                                  0.08%  0.03%
Total Anticipated Annual Fund Operating Expenses (after anticipated waiver, reimbursement and reduction)     1.40%  2.14%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 1.50% and 2.25%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser does not anticipate contractually waiving any management fee for the fiscal year ending July 31, 2008.
3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place has this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.

4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the affiliate expects to voluntarily reimburse certain other operating expenses of the Fund. The administrator and the affiliate can terminate this voluntary waiver/reimbursement at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver and reimbursement) are expected to be 0.59% and 0.58%, respectively for the fiscal year ending July 31, 2008.
5 The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment of the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ending July 31, 2008. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.
6 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40% and 2.15%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVER, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $692       $992     $1,314   $2,221
 Expenses assuming no redemption     $692       $992     $1,314   $2,221
 CLASS C :
 Expenses assuming redemption        $320       $679     $1,164   $2,503
 Expenses assuming no redemption     $220       $679     $1,164   $2,503

2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire on December 8, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT BALANCED FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.48%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $472.50   $9,922.50       $692.32     $9,782.64
 2              $9,782.64       $489.13  $10,271.77       $147.33    $10,126.99
 3             $10,126.99       $506.35  $10,633.34       $152.52    $10,483.46
 4             $10,483.46       $524.17  $11,007.63       $157.89    $10,852.48
 5             $10,852.48       $542.62  $11,395.10       $163.44    $11,234.49
 6             $11,234.49       $561.72  $11,796.21       $169.20    $11,629.94
 7             $11,629.94       $581.50  $12,211.44       $175.15    $12,039.31
 8             $12,039.31       $601.97  $12,641.28       $181.32    $12,463.09
 9             $12,463.09       $623.15  $13,086.24       $187.70    $12,901.79
 10            $12,901.79       $645.09  $13,546.88       $194.31    $13,355.93
 Cumulative                   $5,548.20                 $2,221.18

FEDERATED MDT BALANCED FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.17%

MAXIMUM FRONT-END SALES CHARGE: NONE
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $220.07    $10,283.00
 2             $10,283.00       $514.15  $10,797.15       $226.30    $10,574.01
 3             $10,574.01       $528.70  $11,102.71       $232.70    $10,873.25
 4             $10,873.25       $543.66  $11,416.91       $239.29    $11,180.96
 5             $11,180.96       $559.05  $11,740.01       $246.06    $11,497.38
 6             $11,497.38       $574.87  $12,072.25       $253.02    $11,822.76
 7             $11,822.76       $591.14  $12,413.90       $260.18    $12,157.34
 8             $12,157.34       $607.87  $12,765.21       $267.55    $12,501.39
 9             $12,501.39       $625.07  $13,126.46       $275.12    $12,855.18
 10            $12,855.18       $642.76  $13,497.94       $282.90    $13,218.98
 Cumulative                   $5,687.27                 $2,503.19

Cusip 31421R 84 1                                             March 24 2008
Cusip  31421R 83 3
38171 (3/08)

FEDERATED MDT BALANCED FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS K SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT BALANCED FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of                  None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                         None
Exchange Fee                                                                                                               None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                                             0.75%
Distribution (12b-1) Fee                                                                                                   0.50%
Other Expenses2                                                                                                            0.58%
Total Direct Annual Fund Operating Expenses                                                                                1.83%
Acquired Fund Fees and Expenses3                                                                                           0.06%
Total Direct and Acquired Fund Operating Expenses4                                                                         1.89%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waiver of Fund Expenses                                             0.02%

Total Anticipated Annual Fund Operating Expenses (after anticipated waiver)1.87%

2 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) are expected to be 0.56% for the fiscal year ending July 31, 2008.
3 The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment of the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ending July 31, 2008. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.
4 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.90% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are BEFORE ANTICIPATED WAIVER as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


 1 Year       $192
 3 Years      $594
 5 Years      $1,021
 10 Years     $2,212


2. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT BALANCED FUND - CLASS K SHARES

ANNUAL EXPENSE RATIO: 1.89%

MAXIMUM FRONT-END SALES CHARGE: NONE
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $191.94    $10,311.00
 2             $10,311.00       $515.55  $10,826.55       $197.91    $10,631.67
 3             $10,631.67       $531.58  $11,163.25       $204.06    $10,962.31
 4             $10,962.31       $548.12  $11,510.43       $210.41    $11,303.24
 5             $11,303.24       $565.16  $11,868.40       $216.95    $11,654.77
 6             $11,654.77       $582.74  $12,237.51       $223.70    $12,017.23
 7             $12,017.23       $600.86  $12,618.09       $230.66    $12,390.97
 8             $12,390.97       $619.55  $13,010.52       $237.83    $12,776.33
 9             $12,776.33       $638.82  $13,415.15       $245.23    $13,173.67
 10            $13,173.67       $658.68  $13,832.35       $252.85    $13,583.37
 Cumulative                   $5,761.06                 $2,211.54

      Cusip 31421R 69 2                                             March24,
2008
      38272 (3/08)





                                      - 1 -





FEDERATED MDT BALANCED FUND
A PORTFOLIO OF FEDERATED MDT SERIES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT BALANCED FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of                  None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                         None
Exchange Fee                                                                                                               None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                            0.75%
Distribution (12b-1) Fee                                                                                                   None
Other Expenses3                                                                                                            0.33%
Total Direct Annual Fund Operating Expenses                                                                                1.08%
Acquired Fund Fees and Expenses4                                                                                           0.06%
Total Direct and Acquired Fund Operating Expenses5                                                                         1.14%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.

 Total Waiver of Fund Expenses                                             0.02%

Total Anticipated Annual Fund Operating Expenses (after anticipated waiver)1.12%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares to not more than 1.25% of its daily net assets. Any waiver by the administrator that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser does not anticipate contractually waiving any management fee for the fiscal year ending July 31, 2008.
3 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) are expected to be 0.31% for the fiscal year ending July 31, 2008.

4 The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment of the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ending July 31, 2008. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.15% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE ANTICIPATED WAIVER as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


 1 Year       $116
 3 Years      $362
 5 Years      $628
 10 Years     $1,386

2. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire on December 8, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT BALANCED FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 1.14%

MAXIMUM FRONT-END SALES CHARGE: NONE
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $116.20    $10,386.00
 2             $10,386.00       $519.30  $10,905.30       $120.69    $10,786.90
 3             $10,786.90       $539.35  $11,326.25       $125.34    $11,203.27
 4             $11,203.27       $560.16  $11,763.43       $130.18    $11,635.72
 5             $11,635.72       $581.79  $12,217.51       $135.21    $12,084.86
 6             $12,084.86       $604.24  $12,689.10       $140.43    $12,551.34
 7             $12,551.34       $627.57  $13,178.91       $145.85    $13,035.82
 8             $13,035.82       $651.79  $13,687.61       $151.48    $13,539.00
 9             $13,539.00       $676.95  $14,215.95       $157.32    $14,061.61
 10            $14,061.61       $703.08  $14,764.69       $163.40    $14,604.39
 Cumulative                   $5,964.23                 $1,386.10




                                                              March 24, 2008

Cusip 31421R825
38273 (3/08)

FEDERATED MDT MID CAP GROWTH FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT MID CAP GROWTH FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers, Reimbursement and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                0.90%      0.90%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                4.67%      4.67%
Total Annual Fund Operating Expenses                                                                           5.62%      6.32%
Fee Waiver and/or Reduction (contractual)                                                                      3.57%      3.52%
Total Annual Fund Operating Expenses (after contractual waiver and reductions) 2,5                             2.05%      2.80%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive, reimburse and/or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waivers, Reimbursement and Reductions of Fund Expenses (voluntary)                                     0.55%  0.55%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)     1.50%  2.25%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser expects to waive its management fee for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the anticipated contractual waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.
3  The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution 12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place has this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
 4Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to
  be less than 0.01%.   Pursuant to its contractual commitment, the Adviser
  expects to reimburse 2.23% of certain operating expenses of the Fund.
  Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver, reimbursement and reduction) are expected to be 1.50% for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50% and 2.25%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year and of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses"of Class A Shares and Class C Shares of the Fund without any waivers for the remainder of the year. The third and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $747       $1,727   $2,813   $5,470
 Expenses assuming no redemption     $747       $1,727   $2,813   $5,470
 CLASS C :
 Expenses assuming redemption        $383       $1,450   $2,706   $5,704
 Expenses assuming no redemption     $283       $1,450   $2,706   $5,704

2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire on December 8, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED MDT MID CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 4.43%
2                     $9,728.78       $486.44  $10,215.22        $432.21     $9,784.23
GROSS                                                      ANNUAL EXPENSE RATIO: 5.62%
3                     $9,784.23       $489.21  $10,273.44        $548.17     $9,723.57
4                     $9,723.57       $486.18  $10,209.75        $544.77     $9,663.28
5                     $9,663.28       $483.16  $10,146.44        $541.39     $9,603.37
6                     $9,603.37       $480.17  $10,083.54        $538.04     $9,543.83
7                     $9,543.83       $477.19  $10,021.02        $534.70     $9,484.66
8                     $9,484.66       $474.23   $9,958.89        $531.39     $9,425.86
9                     $9,425.86       $471.29   $9,897.15        $528.09     $9,367.42
10                    $9,367.42       $468.37   $9,835.79        $524.82     $9,309.34
Cumulative                          $4,788.74                  $5,470.16

FEDERATED MDT MID CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 5.15%
2                    $10,220.00       $511.00  $10,731.00        $525.94    $10,204.67
GROSS                                                      ANNUAL EXPENSE RATIO: 6.32%
3                    $10,204.67       $510.23  $10,714.90        $640.68    $10,069.97
4                    $10,069.97       $503.50  $10,573.47        $632.22     $9,937.05
5                     $9,937.05       $496.85  $10,433.90        $623.88     $9,805.88
6                     $9,805.88       $490.29  $10,296.17        $615.64     $9,676.44
7                     $9,676.44       $483.82  $10,160.26        $607.51     $9,548.71
8                     $9,548.71       $477.44  $10,026.15        $599.50     $9,422.67
9                     $9,422.67       $471.13   $9,893.80        $591.58     $9,298.29
10                    $9,298.29       $464.91   $9,763.20        $583.77     $9,175.55
Cumulative                          $4,909.17                  $5,703.80


Cusip 31421R 87 4                                                   March 24,
2008
Cusip 31421R 86 6
38173 (3/08)

FEDERATED MDT ALL CAP CORE FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT ALL CAP CORE FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waiver and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                0.75%      0.75%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                0.54%      0.59%
Total Annual Fund Operating Expenses5                                                                          1.34%      2.09%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the distributor and administrator expect to waive or elect not to charge certain amounts. In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
Total Waiver and Reductions of Fund Expenses                       0.06%  0.01%
Total Anticipated Annual Fund Operating Expenses
(after anticipated waiver and reductions)                           1.28%  2.08%
2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 1.50% and 2.25%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser does not anticipate contractually waiving any management fee for the fiscal year ending July 31, 2008.
3    The Board of Trustees approved an amendment to the distribution (12b-1)
  plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place has this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to be less than 0.01%. Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class A and Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver and reduction) are expected to be 0.53% and 0.58%, respectively for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.30% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVER AND REDUCTIONS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $679       $951     $1,244   $2,074
 Expenses assuming no redemption     $679       $951     $1,244   $2,074
 CLASS C :
 Expenses assuming redemption        $312       $655     $1,124   $2,421
 Expenses assuming no redemption     $212       $655     $1,124   $2,421


2. Under the section entitled " Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire on December 8, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT ALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.34%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $472.50   $9,922.50       $678.95     $9,795.87
 2              $9,795.87       $489.79  $10,285.66       $133.67    $10,154.40
 3             $10,154.40       $507.72  $10,662.12       $138.56    $10,526.05
 4             $10,526.05       $526.30  $11,052.35       $143.63    $10,911.30
 5             $10,911.30       $545.57  $11,456.87       $148.89    $11,310.65
 6             $11,310.65       $565.53  $11,876.18       $154.34    $11,724.62
 7             $11,724.62       $586.23  $12,310.85       $159.99    $12,153.74
 8             $12,153.74       $607.69  $12,761.43       $165.84    $12,598.57
 9             $12,598.57       $629.93  $13,228.50       $171.91    $13,059.68
 10            $13,059.68       $652.98  $13,712.66       $178.20    $13,537.66
 Cumulative                   $5,584.24                 $2,073.98

FEDERATED MDT ALL CAP CORE - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.09%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR           HYPOTHETICAL     HYPOTHETICAL     INVESTMENT     HYPOTHETICAL     HYPOTHETICAL
                  BEGINNING      PERFORMANCE          AFTER         EXPENSES           ENDING
                 INVESTMENT         EARNINGS        RETURNS                        INVESTMENT
1                $10,000.00          $500.00     $10,500.00          $212.04       $10,291.00
2                $10,291.00          $514.55     $10,805.55          $218.21       $10,590.47
3                $10,590.47          $529.52     $11,119.99          $224.56       $10,898.65
4                $10,898.65          $544.93     $11,443.58          $231.10       $11,215.80
5                $11,215.80          $560.79     $11,776.59          $237.82       $11,542.18
6                $11,542.18          $577.11     $12,119.29          $244.74       $11,878.06
7                $11,878.06          $593.90     $12,471.96          $251.86       $12,223.71
8                $12,223.71          $611.19     $12,834.90          $259.19       $12,579.42
9                $12,579.42          $628.97     $13,208.39          $266.74       $12,945.48
10               $12,945.48          $647.27     $13,592.75          $274.50       $13,322.19
Cumulative                         $5,708.23                       $2,420.76

Cusip 31421R 10 6                                March 24, 2008
Cusip 31421R 20 5
38194 (3/08)

FEDERATED MDT SMALL CAP GROWTH FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT SMALL CAP GROWTH FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers, Reimbursement and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                1.15%      1.15%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                2.09%      2.09%
Total Annual Fund Operating Expenses                                                                           3.29%      3.99%
Fee Waiver and/or Reduction (contractual)                                                                      1.24%      1.19%
Total Annual Fund Operating Expenses (after contractual waiver and reductions) 2,5                             2.05%      2.80%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive, reimburse and/or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waivers, Reimbursement and Reductions of Fund Expenses (voluntary)                                     0.30%  0.31%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)     1.75%  2.49%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser expects to waive its management fee for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the anticipated contractual waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.
3  The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to
  be less than 0.01%.   Although not contracually obligated to do so, the
  administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver, reimbursement and reduction) are expected to be 1.75% and 1.74%, respectively, for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.75% and 2.50%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year and of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of Class A Shares and Class C Shares of the Fund without any waivers for the remainder of the year. The third and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $747       $1,359   $2,036   $3,830
 Expenses assuming no redemption     $747       $1,359   $2,036   $3,830
 CLASS C :
 Expenses assuming redemption        $383       $1,068   $1,912   $4,097
 Expenses assuming no redemption     $283       $1,068   $1,912   $4,097


2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.







3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information," in its entirety and replace with the following:


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire in December, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT SMALL CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.88%
2                     $9,728.78       $486.44  $10,215.22        $283.16     $9,935.03
GROSS                                                      ANNUAL EXPENSE RATIO: 3.29%
3                     $9,935.03       $496.75  $10,431.78        $329.66    $10,104.92
4                    $10,104.92       $505.25  $10,610.17        $335.29    $10,277.71
5                    $10,277.71       $513.89  $10,791.60        $341.03    $10,453.46
6                    $10,453.46       $522.67  $10,976.13        $346.86    $10,632.21
7                    $10,632.21       $531.61  $11,163.82        $352.79    $10,814.02
8                    $10,814.02       $540.70  $11,354.72        $358.82    $10,998.94
9                    $10,998.94       $549.95  $11,548.89        $364.96    $11,187.02
10                   $11,187.02       $559.35  $11,746.37        $371.20    $11,378.32
Cumulative                          $5,179.11                  $3,830.35



FEDERATED MDT SMALL CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.59%
2                    $10,220.00       $511.00  $10,731.00        $369.48    $10,364.10
GROSS                                                      ANNUAL EXPENSE RATIO: 3.99%
3                    $10,364.10       $518.21  $10,882.31        $415.62    $10,468.78
4                    $10,468.78       $523.44  $10,992.22        $419.81    $10,574.51
5                    $10,574.51       $528.73  $11,103.24        $424.05    $10,681.31
6                    $10,681.31       $534.07  $11,215.38        $428.34    $10,789.19
7                    $10,789.19       $539.46  $11,328.65        $432.66    $10,898.16
8                    $10,898.16       $544.91  $11,443.07        $437.03    $11,008.23
9                    $11,008.23       $550.41  $11,558.64        $441.45    $11,119.41
10                   $11,119.41       $555.97  $11,675.38        $445.91    $11,231.72
Cumulative                          $5,306.20                  $4,097.43








Cusip 31421R 775                                              March 24, 2008
Cusip  31421R 767
38179 (3/08)



                                      - 1 -






FEDERATED MDT SMALL CAP VALUE FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT SMALL CAP VALUE FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers, Reimbursement and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                1.15%      1.15%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                4.24%      4.24%
Total Annual Fund Operating Expenses                                                                           5.44%      6.14%
Fee Waiver and/or Reduction (contractual)                                                                      3.39%      3.34%
Total Annual Fund Operating Expenses (after contractual waiver and reductions) 2,5                             2.05%      2.80%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive, reimburse and/or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waivers, Reimbursement and Reductions of Fund Expenses (voluntary)                                     0.30%  0.31%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)     1.75%  2.49%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser expects to waive its management fee for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the anticipated contractual waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.
3  The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to
  be less than 0.01%.   Pursuant to its contractual commitment, the Adviser
  expects to reimburse 1.85% of certain operating expenses of the Fund.
  Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver, reimbursement and reduction) are expected to be 1.75% and 1.74%, respectively, for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.75% and 2.50%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year and of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of Class A Shares and Class C Shares of the Fund without any waivers for the remainder of the year. The third and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $747       $1,699   $2,756   $5,356
 Expenses assuming no redemption     $747       $1,699   $2,756   $5,356
 CLASS C :
 Expenses assuming redemption        $383       $1,421   $2,647   $5,592
 Expenses assuming no redemption     $283       $1,421   $2,647   $5,592


2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.







3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information," in its entirety and replace with the following:


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire in December, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT SMALL CAP VALUE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 4.31%
2                     $9,728.78       $486.44  $10,215.22        $420.76     $9,795.91
GROSS                                                      ANNUAL EXPENSE RATIO: 5.44%
3                     $9,795.91       $489.80  $10,285.71        $531.73     $9,752.81
4                     $9,752.81       $487.64  $10,240.45        $529.39     $9,709.90
5                     $9,709.90       $485.50  $10,195.40        $527.06     $9,667.18
6                     $9,667.18       $483.36  $10,150.54        $524.74     $9,624.64
7                     $9,624.64       $481.23  $10,105.87        $522.43     $9,582.29
8                     $9,582.29       $479.11  $10,061.40        $520.13     $9,540.13
9                     $9,540.13       $477.01  $10,017.14        $517.84     $9,498.15
10                    $9,498.15       $474.91   $9,973.06        $515.56     $9,456.36
Cumulative                          $4,817.50                  $5,356.22



FEDERATED MDT SMALL CAP VALUE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 5.03%
2                    $10,220.00       $511.00  $10,731.00        $513.99    $10,216.93
GROSS                                                      ANNUAL EXPENSE RATIO: 6.14%
3                    $10,216.93       $510.85  $10,727.78        $623.74    $10,100.46
4                    $10,100.46       $505.02  $10,605.48        $616.63     $9,985.31
5                     $9,985.31       $499.27  $10,484.58        $609.60     $9,871.48
6                     $9,871.48       $493.57  $10,365.05        $602.65     $9,758.95
7                     $9,758.95       $487.95  $10,246.90        $595.78     $9,647.70
8                     $9,647.70       $482.39  $10,130.09        $588.99     $9,537.72
9                     $9,537.72       $476.89  $10,014.61        $582.28     $9,428.99
10                    $9,428.99       $471.45   $9,900.44        $575.64     $9,321.50
Cumulative                          $4,938.39                  $5,592.38











Cusip 31421R 742                                              March 24, 2008
Cusip  31421R 734
38176 (3/08)



                                      - 1 -







FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
A PORTFOLIO OF FEDERATED MDT SERIES

CLASS A SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007

1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT TAX AWARE/ALL CAP CORE FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers, Reimbursement and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                0.90%      0.90%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                4.28%      4.28%
Total Annual Fund Operating Expenses                                                                           5.23%      5.93%
Fee Waiver and/or Reduction (contractual)                                                                      3.18%      3.13%
Total Annual Fund Operating Expenses (after contractual waiver and reductions) 2,5                             2.05%      2.80%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive, reimburse and/or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waivers, Reimbursement and Reductions of Fund Expenses (voluntary)                                     0.40%  0.41%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)     1.65%  2.39%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser expects to waive its management fee for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the anticipated contractual waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.
3  The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contractually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to
  be less than 0.01%.   Pursuant to its contractual commitment, the Adviser
  expects to reimburse 1.88% of certain operating expenses of the Fund.
  Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated waiver, reimbursement and reduction) are expected to be 1.65% and 1.64%, respectively, for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.65% and 2.40%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year and of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of Class A Shares and Class C Shares of the Fund without any waivers for the remainder of the year. The third and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $747       $1,666   $2,688   $5,221
 Expenses assuming no redemption     $747       $1,666   $2,688   $5,221
 CLASS C :
 Expenses assuming redemption        $383       $1,387   $2,578   $5,460
 Expenses assuming no redemption     $283       $1,387   $2,578   $5,460


2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "Rule 12b-1 Fees" in its entirety and replace with the following:


RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Share of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.






3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information," in its entirety and replace with the following:



APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire in December, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 4.17%
2                     $9,728.78       $486.44  $10,215.22        $407.37     $9,809.53
GROSS                                                      ANNUAL EXPENSE RATIO: 5.23%
3                  $9,809.53     $490.48       $10,300.01  $512.45        $9,786.97
4                  $9,786.97     $489.35       $10,276.32  $511.27        $9,764.46
5                  $9,764.46     $488.22       $10,252.68  $510.09        $9,742.00
6                  $9,742.00     $487.10       $10,229.10  $508.92        $9,719.59
7                  $9,719.59     $485.98       $10,205.57  $507.75        $9,697.23
8                  $9,697.23     $484.86       $10,182.09  $506.58        $9,674.93
9                  $9,674.93     $483.75       $10,158.68  $505.42        $9,652.68
10                 $9,652.68     $482.63       $10,135.31  $504.25        $9,630.48
Cumulative                       $4,851.31                 $5,220.68



FEDERATED MDT TAX AWARE/ALL CAP CORE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT

1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 4.89%
2                    $10,220.00       $511.00  $10,731.00        $500.03    $10,231.24
GROSS                                                      ANNUAL EXPENSE RATIO: 5.93%
3                    $10,231.24       $511.56  $10,742.80        $603.89    $10,136.09
4                    $10,136.09       $506.80  $10,642.89        $598.28    $10,041.82
5                    $10,041.82       $502.09  $10,543.91        $592.71     $9,948.43
6                     $9,948.43       $497.42  $10,445.85        $587.20     $9,855.91
7                     $9,855.91       $492.80  $10,348.71        $581.74     $9,764.25
8                     $9,764.25       $488.21  $10,252.46        $576.33     $9,673.44
9                     $9,673.44       $483.67  $10,157.11        $570.97     $9,583.48
10                    $9,583.48       $479.17  $10,062.65        $565.66     $9,494.35
Cumulative                          $4,972.72                  $5,459.89









Cusip 31421R 403                                              March 24, 2008
Cusip  31421R 502
38178 (3/08)



                                      - 1 -







FEDERATED MDT LARGE CAP GROWTH FUND

A PORTFOLIO OF FEDERATED MDT SERIES
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2007



1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MDT LARGE CAP GROWTH FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                       CLASS      CLASS   CLASS
                                                                                                       A          B       C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   5.50%      None    None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption         0.00%
proceeds, as applicable)                                                                                          5.50%   1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a            None               None
percentage of offering price)                                                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                     None       None    None
Exchange Fee                                                                                           None       None    None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                        0.75%      0.75%   0.75%
Distribution (12b-1) Fee                                                                               0.05%3     0.75%   0.75%
Other Expenses4                                                                                        0.84%      0.84%   0.84%
Total Annual Fund Operating Expenses5                                                                  1.64%      2.34%6  2.34%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
 Total Waiver and Reductions of Fund Expenses                                                          0.14%     0.09%    0.09%
Total Anticipated Annual Fund Operating Expenses (after anticipated waiver and reductions)             1.50%     2.25%    2.25%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser does not anticipate contractually waiving any management fee. As a separate matter, although not contractually obligated to do so, the Adviser expects to voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending July 31, 2008.
3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place had this changed occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contracually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to be less than 0.01%. Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.81% for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25% and 2.25%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.
6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than the Class B Shares.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS AND REDUCTIONS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $708       $1,039   $1,393   $2,387
 Expenses assuming no redemption     $708       $1,039   $1,393   $2.387
 CLASS B :
 Expenses assuming redemption        $787       $1,130   $1.450   $2,502
 Expenses assuming no redemption     $237       $730     $1,250   $2,502
 CLASS C :
 Expenses assuming redemption        $337       $730     $1,250   $2,676
 Expenses assuming no redemption     $237       $730     $1,250   $2,676


2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "RULE 12B-1 FEES" in its entirety and replace with the following:




RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares, 0.75% for Class B Shares and 0.75% for Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments and Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment as applicable. It is anticipated that this commitment will expire in December, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED MDT LARGE CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.64%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $472.50   $9,922.50       $707.58     $9,767.52
 2              $9,767.52       $488.38  $10,255.90       $162.88    $10,095.71
 3             $10,095.71       $504.79  $10,600.50       $168.35    $10,434.93
 4             $10,434.93       $521.75  $10,956.68       $174.01    $10,785.54
 5             $10,785.54       $539.28  $11,324.82       $179.85    $11,147.93
 6             $11,147.93       $557.40  $11,705.33       $185.90    $11,522.50
 7             $11,522.50       $576.13  $12,098.63       $192.14    $11,909.66
 8             $11,909.66       $595.48  $12,505.14       $198.60    $12,309.82
 9             $12,309.82       $615.49  $12,925.31       $205.27    $12,723.43
 10            $12,723.43       $636.17  $13,359.60       $212.17    $13,150.94
 Cumulative                   $5,507.37                 $2,386.75


FEDERATED MDT LARGE CAP GROWTH FUND - CLASS B SHARES

ANNUAL EXPENSE RATIO: 2.34%

MAXIMUM FRONT-END SALES CHARGE: NONE
YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
               BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
              INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1             $10,000.00       $500.00  $10,500.00        $237.11    $10,266.00
2             $10,266.00       $513.30  $10,779.30        $243.42    $10,539.08
3             $10,539.08       $526.95  $11,066.03        $249.89    $10,819.42
4             $10,819.42       $540.97  $11,360.39        $256.54    $11,107.22
5             $11,107.22       $555.36  $11,662.58        $263.37    $11,402.67
6             $11,402.67       $570.13  $11,972.80        $270.37    $11,705.98
7             $11,705.98       $585.30  $12,291.28        $277.56    $12,017.36
8             $12,017.36       $600.87  $12,618.23        $284.95    $12,337.02
CONVERTS FROM CLASS B TO CLASS A                    ANNUAL EXPENSE RATIO: 1.64%
9             $12,337.02       $616.85  $12,953.87        $205.73    $12,751.54
10            $12,751.54       $637.58  $13,389.12        $212.64    $13,179.99
Cumulative                   $5,647.31                  $2,501.58


FEDERATED MDT LARGE CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.34%

MAXIMUM FRONT-END SALES CHARGE: NONE
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $237.11    $10,266.00
 2             $10,266.00       $513.30  $10,779.30       $243.42    $10,539.08
 3             $10,539.08       $526.95  $11,066.03       $249.89    $10,819.42
 4             $10,819.42       $540.97  $11,360.39       $256.54    $11,107.22
 5             $11,107.22       $555.36  $11,662.58       $263.37    $11,402.67
 6             $11,402.67       $570.13  $11,972.80       $270.37    $11,705.98
 7             $11,705.98       $585.30  $12,291.28       $277.56    $12,017.36
 8             $12,017.36       $600.87  $12,618.23       $284.95    $12,337.02
 9             $12,337.02       $616.85  $12,953.87       $292.53    $12,665.18
 10            $12,665.18       $633.26  $13,298.44       $300.31    $13,002.07
 Cumulative                   $5,642.99                 $2,676.05




                                                              March 24, 2008





Federated Securities Corp., Distributor



Cusip 31421R700

Cusip 31421R809

Cusip 31421R684



38177 (3/08)









                                      - 2 -






FEDERATED MDT SMALL CAP CORE FUND

A PORTFOLIO OF FEDERATED MDT SERIES
CLASS A SHARES

CLASS C SHARES

SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 30, 2007



1. Please delete the section entitled "What are the Fund's Fees and Expenses?" in its entirety and replace with the following:


What are the Fund's Fees and Expenses?

FEDERATED MDT SMALL CAP CORE FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

SHAREHOLDER FEES                                                                                               CLASS      CLASS
                                                                                                               A          C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,       0.00%
as applicable)                                                                                                            1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of      None       None
offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None       None
Exchange Fee                                                                                                   None       None

ANNUAL FUND OPERATING EXPENSES (Before Anticipated Waivers, Reimbursement and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                1.15%      1.15%
Distribution (12b-1) Fee                                                                                       0.05%3     0.75%
Other Expenses4                                                                                                5.46%      5.46%
Total Annual Fund Operating Expenses                                                                           6.66%      7.36%
Fee Waiver and/or Reduction (contractual)                                                                      4.61%      4.56%
Total Annual Fund Operating Expenses (after contractual waiver and reductions) 2,5                             2.05%      2.80%
1 The percentages shown are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, distributor and administrator expect to waive, reimburse and/or elect not to charge certain amounts.  In addition, the shareholder service provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
Total Waivers, Reimbursement and Reductions of Fund Expenses (voluntary)                                     0.30%  0.31%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)     1.75%  2.49%

2 Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares and Class C Shares to not more than 2.05% and 2.80%, respectively, of its daily net assets. Any waivers or expense reduction by the administrator, distributor or shareholder services provider that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire on December 8, 2008. Pursuant to its contractual commitment, the Adviser expects to waive its management fee for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the anticipated contractual waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.
3  The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund's Class A Shares from 0.25% to 0.05% effective March 31, 2008. The fee table represents the fees that would have been in place had this changed occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Although not contracually obligated to do so, the Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2008.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financials Intermediaries" herein. Also includes amounts the Fund expects to incur indirectly investing in other investment companies. For the fiscal year ending July 31, 2008, these "Acquired Fund Fees and Expenses" are expected to
  be less than 0.01%.   Pursuant to its contractual commitment, the Adviser
  expects to reimburse 2.97% of certain operating expenses of the Fund.
  Although not contracually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, therefore the Fund's Class C Shares will not acrue a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 1.75% and 1.74%, respectively, for the fiscal year ending July 31, 2008.
5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.75% and 2.50%, respectively for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE ANTICIPATED WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year and of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of Class A Shares and Class C Shares of the Fund without any waivers for the remainder of the year. The third and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 SHARE CLASS                         1 YEAR     3 YEARS  5 YEARS  10 YEARS
 CLASS A:
 Expenses assuming redemption        $747       $1,886   $3,138   $6,090
 Expenses assuming no redemption     $747       $1,886   $3,138   $6,090
 CLASS C :
 Expenses assuming redemption        $383       $1,614   $3,037   $6,309
 Expenses assuming no redemption     $283       $1,614   $3,037   $6,309






2. Under the section entitled "Payments to Financial Intermediaries" please delete the subsection entitled "RULE 12B-1 FEES" in its entirety and replace with the following:




RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information" in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire in December, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.



FEDERATED MDT SMALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 5.12%
2                     $9,728.78       $486.44  $10,215.22        $497.81     $9,717.11
GROSS                                                      ANNUAL EXPENSE RATIO: 6.66%
3                     $9,717.11       $485.86  $10,202.97        $641.79     $9,555.81
4                     $9,555.81       $477.79  $10,033.60        $631.13     $9,397.18
5                     $9,397.18       $469.86   $9,867.04        $620.66     $9,241.19
6                     $9,241.19       $462.06   $9,703.25        $610.36     $9,087.79
7                     $9,087.79       $454.39   $9,542.18        $600.22     $8,936.93
8                     $8,936.93       $446.85   $9,383.78        $590.26     $8,788.58
9                     $8,788.58       $439.43   $9,228.01        $580.46     $8,642.69
10                    $8,642.69       $432.13   $9,074.82        $570.83     $8,499.22
Cumulative                          $4,627.31                  $6,090.10



FEDERATED MDT SMALL CAP CORE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: NONE

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 5.84%
2                    $10,220.00       $511.00  $10,731.00        $594.34    $10,134.15
GROSS                                                      ANNUAL EXPENSE RATIO: 7.36%
3                    $10,134.15       $506.71  $10,640.86        $737.07     $9,894.98
4                     $9,894.98       $494.75  $10,389.73        $719.68     $9,661.46
5                     $9,661.46       $483.07  $10,144.53        $702.69     $9,433.45
6                     $9,433.45       $471.67   $9,905.12        $686.11     $9,210.82
7                     $9,210.82       $460.54   $9,671.36        $669.92     $8,993.44
8                     $8,993.44       $449.67   $9,443.11        $654.11     $8,781.19
9                     $8,781.19       $439.06   $9,220.25        $638.67     $8,573.95
10                    $8,573.95       $428.70   $9,002.65        $623.60     $8,371.60
Cumulative                          $4,745.17                  $6,309.27




                                                              March 24, 2008





Federated Securities Corp., Distributor



Cusip 31421R817

Cusip 31421R791



38175 (3/08)









                                      - 2 -